Financial risk - Coverage from collateral held (Details)	Sep. 30, 2018	Sep. 30, 2017
Neither past due nor impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	85.90%	84.90%
Partially secured (as a percent)	6.80%	7.90%
Unsecured (as a percent)	7.30%	7.20%
Total (as a percentage)	100.00%	100.00%
Neither past due nor impaired | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	87.50%	86.70%
Partially secured (as a percent)	5.60%	6.50%
Unsecured (as a percent)	6.90%	6.80%
Total (as a percentage)	100.00%	100.00%
Neither past due nor impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	97.50%	97.00%
Partially secured (as a percent)	0.60%	0.90%
Unsecured (as a percent)	1.90%	2.10%
Total (as a percentage)	100.00%	100.00%
Neither past due nor impaired | Loans - housing and personal | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	98.10%	97.90%
Partially secured (as a percent)	0.30%	0.30%
Unsecured (as a percent)	1.60%	1.80%
Total (as a percentage)	100.00%	100.00%
Neither past due nor impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	55.80%	54.00%
Partially secured (as a percent)	22.90%	25.70%
Unsecured (as a percent)	21.30%	20.30%
Total (as a percentage)	100.00%	100.00%
Neither past due nor impaired | Loans - business | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	57.80%	55.40%
Partially secured (as a percent)	20.40%	23.70%
Unsecured (as a percent)	21.80%	20.90%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	85.80%	87.90%
Partially secured (as a percent)	7.50%	6.90%
Unsecured (as a percent)	6.70%	5.20%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	87.30%	90.80%
Partially secured (as a percent)	6.30%	4.50%
Unsecured (as a percent)	6.40%	4.70%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	94.60%	93.90%
Partially secured (as a percent)	2.00%	2.60%
Unsecured (as a percent)	3.40%	3.50%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired | Loans - housing and personal | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	95.70%	96.40%
Partially secured (as a percent)	1.50%	0.60%
Unsecured (as a percent)	2.80%	3.00%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	52.80%	58.20%
Partially secured (as a percent)	28.20%	28.30%
Unsecured (as a percent)	19.00%	13.50%
Total (as a percentage)	100.00%	100.00%
Past due but not impaired | Loans - business | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	54.70%	60.20%
Partially secured (as a percent)	25.00%	25.70%
Unsecured (as a percent)	20.30%	14.10%
Total (as a percentage)	100.00%	100.00%
Impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	51.80%	40.30%
Partially secured (as a percent)	10.80%	19.10%
Unsecured (as a percent)	37.40%	40.60%
Total (as a percentage)	100.00%	100.00%
Impaired | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	52.20%	43.10%
Partially secured (as a percent)	9.80%	12.40%
Unsecured (as a percent)	38.00%	44.50%
Total (as a percentage)	100.00%	100.00%
Impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	72.80%	69.50%
Partially secured (as a percent)	10.00%	10.70%
Unsecured (as a percent)	17.20%	19.80%
Total (as a percentage)	100.00%	100.00%
Impaired | Loans - housing and personal | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	76.40%	73.20%
Partially secured (as a percent)	6.50%	6.30%
Unsecured (as a percent)	17.10%	20.50%
Total (as a percentage)	100.00%	100.00%
Impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	32.00%	17.30%
Partially secured (as a percent)	11.50%	25.70%
Unsecured (as a percent)	56.50%	57.00%
Total (as a percentage)	100.00%	100.00%
Impaired | Loans - business | Parent Entity
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	28.50%	19.60%
Partially secured (as a percent)	13.10%	17.10%
Unsecured (as a percent)	58.40%	63.30%
Total (as a percentage)	100.00%	100.00%